SCHEDULE 1 - CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
SCHEDULE I-CONDENSED FINANCIAL INFORMATION
SCHEDULE 1 - CONDENSED FINANCIAL INFORMATION

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Assets:
Cash and cash equivalents	68,438	51,013	7,818
Prepaid expenses and other assets	2,639	2,319	355
Amounts due from its subsidiaries and the consolidated VIEs	905,015	820,329	125,722
Amounts due from related parties	—	575,537	88,205
Available-for-sale investments	85,129	73,990	11,339
Investments in its subsidiaries and the consolidated VIEs	3,682,743	2,263,159	346,844

Total assets	4,743,964	3,786,347	580,283
Liabilities:
Accrued expenses and other liabilities	6,497	8,683	1,331
Amounts due to its subsidiaries and the consolidated VIEs	200,331	—	—
Amounts due to related parties	47,046	—	—

Total liabilities	253,874	8,683	1,331
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 186,332,444 and 187,569,640 shares issued as of December 31, 2019 and 2020, respectively; 185,595,072 and 167,965,710 shares outstanding as of December 31, 2019 and 2020, respectively)	121	121	19
Treasury stock (737,372 and 1,043,930 shares as of December 31, 2019 and 2020, respectively)	(37,097)	(40,147)	(6,153)
Additional paid-in capital	5,038,691	5,058,176	775,199
Accumulated other comprehensive income	21,855	17,108	2,622
Accumulated deficit	(533,480)	(1,257,594)	(192,735)

Total equity	4,490,090	3,777,664	578,952

Total liabilities and equity	4,743,964	3,786,347	580,283

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Operating expenses	(129,942)	(62,789)	(31,359)	(4,806)
Interest income	5,362	5,280	665	102
Non-operating income, net	761	795	1,041	159
Share of income/(loss) of its subsidiaries and the consolidated VIEs	1,703,629	1,212,325	(663,095)	(101,623)

Net income/(loss)	1,579,810	1,155,611	(692,748)	(106,168)

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net income/(loss)	1,579,810	1,155,611	(692,748)	(106,168)

Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	7,737	1,626	(8,293)	(1,271)
Unrealized (loss)/gain on available-for-sale investments	(2,414)	3,839	3,546	543

Comprehensive income/(loss)	1,585,133	1,161,076	(697,495)	(106,896)

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net cash used in operating activities	(12,170)	(15,001)	(13,393)	(2,053)

Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	(6,678)	(13,867)	(9,561)	(1,465)
Redemption of available-for-sale investments	—	—	9,755	1,495
Purchase of available-for-sale investments	(46,379)	(91,050)	—	—
Proceeds on disposal of available-for-sale investments	—	93,343	—	—

Net cash (used in)/provided by investing activities	(53,057)	(11,574)	194	30
Cash Flows from Financing Activities:
Dividends paid to shareholders	(106,626)	—	—	—
Repurchase of ordinary shares	(254)	(36,843)	(3,050)	(467)

Net cash used in financing activities	(106,880)	(36,843)	(3,050)	(467)

Effect of foreign exchange rate changes	3,423	322	(1,176)	(181)

Net decrease in cash and cash equivalents	(168,684)	(63,096)	(17,425)	(2,671)
Cash and cash equivalents, beginning of year	300,218	131,534	68,438	10,489

Cash and cash equivalents, end of year	131,534	68,438	51,013	7,818

YIREN DIGITAL LTD.

SCHEDULE I-NOTES TO THE CONDENSED FINANCIAL INFORMATION

1.BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company used the equity method to account for investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements.

2.INVESTMENTS IN SUBSIDIARIES AND VIES

The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported as shares of income/(loss) of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries in the condensed financial information to the Parent Company.

3.AMOUNTS DUE FROM/TO ITS SUBSIDIARIES AND THE CONSOLIDATED VIES

As of December 31,2019, amounts due from its subsidiaries and the consolidated VIEs represent an interest-free, unsecured and repayable on demand loan provided to YouRace HK and Hengcheng,dividend receivable from YouRace HK. Amounts due to its subsidiaries and the consolidated VIEs represent amounts paid by its subsidiaries on behalf of the Parent Company.

As of December 31,2020, the amounts mainly represent an interest-free, unsecured and repayable on demand loan provided to YouRace Hengchuang.

4.AMOUNTS DUE TO RELATED PARTIES

As of December 31, 2019, the amounts due to related parties represents the amount payable to Puxin for the disposal of Huimin.

5.AMOUNTS DUE FROM RELATED PARTIES

As of December 31, 2020, the amount due from related parties mainly represent the amounts receivable from HengCheng.